Schedule of Related Parties Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related parties benefits	$ 983	$ 1,303
Director [Member]
Related Party Transaction [Line Items]
Related parties benefits	58	48
Deferred Compensation, Share-Based Payments [Member]
Related Party Transaction [Line Items]
Related parties benefits	73	467
Salaries and related expenses [Member]
Related Party Transaction [Line Items]
Related parties benefits	$ 852	$ 788